FolioBeyond Alternative Income and Interest Rate Hedge ETF
Schedule of Investments
October 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 89.7%	Par	Value
Federal Home Loan Mortgage Corporation REMICS
Series 4591, Class QI, 3.50%, 04/15/2046 (a)	$2,813,568	$462,767
Series 4912, Class PI, 4.00%, 06/25/2049 (a)	1,021,586	202,056
Series 4998, Class GI, 4.00%, 08/25/2050 (a)	1,983,355	404,380
Series 5018, Class IN, 5.50%, 10/25/2050 (a)	3,551,044	949,747
Series 5023, Class IB, 4.50%, 10/25/2050 (a)	3,505,543	768,229
Series 5070, Class IH, 3.50%, 02/25/2051 (a)	4,196,346	846,991
Series 5086, Class BI, 3.00%, 03/25/2051 (a)	3,701,489	630,965
Series 5094, Class CI, 3.50%, 04/25/2036 (a)	4,679,237	468,746
Series 5102, Class MI, 4.50%, 04/25/2051 (a)	7,318,563	1,735,900
Series 5145, Class IH, 3.00%, 09/25/2051 (a)	1,761,203	296,403
Series 5159, Class BI, 3.00%, 03/25/2050 (a)	1,208,330	209,287
Series 5162, Class CI, 3.00%, 11/25/2050 (a)	11,389,855	1,929,039
Series 5169, Class IY, 4.00%, 01/25/2049 (a)	5,037,021	1,052,919
Series 5205, Class PI, 3.00%, 03/25/2052 (a)	9,695,691	1,062,947
Series 5227, Class BI, 3.50%, 08/25/2048 (a)	3,220,201	430,580
Series 5228, Class DI, 4.50%, 01/25/2046 (a)	7,132,993	1,092,222
Series 5236, Class UI, 4.00%, 12/15/2047 (a)	10,909,186	1,803,992
Series 5267, Class GI, 5.00%, 07/25/2047 (a)	2,984,414	452,535
Series 5274, Class PI, 5.50%, 02/25/2044 (a)	2,814,474	498,289
Federal Home Loan Mortgage Corporation Strips, Series 363, Class C18, Pool S1-5439, 4.50%, 09/15/2048 (a)	2,310,922	499,252
Federal National Mortgage Association REMICS
Series 2018-1, Class IY, 4.50%, 02/25/2048 (a)	3,885,670	878,076
Series 2018-56, Class IO, 4.00%, 08/25/2048 (a)	1,623,457	328,231
Series 2020-20, Class GI, 3.50%, 04/25/2050 (a)	2,302,579	448,308
Series 2020-44, Class AI, 4.00%, 07/25/2050 (a)	1,887,505	385,466
Series 2020-78, Class KI, 4.00%, 07/25/2049 (a)	7,247,577	1,427,448
Series 2020-8, Class CI, 3.50%, 02/25/2050 (a)	1,548,574	269,271
Series 2021-17, Class IG, 4.00%, 02/25/2051 (a)	1,441,200	311,516
Series 2021-26, Class EI, 3.50%, 05/25/2041 (a)	1,074,547	145,620
Series 2021-30, Class NI, 4.50%, 03/25/2048 (a)	3,438,447	529,047
Series 2021-36, Class HI, 3.50%, 06/25/2051 (a)	3,544,198	706,133
Series 2021-73, Class EI, 3.50%, 11/25/2051 (a)	1,010,359	181,501
Series 2021-79, Class LI, 3.00%, 11/25/2051 (a)	2,922,623	464,424
Series 2022-87, Class BI, 5.50%, 11/25/2048 (a)	1,453,652	232,734
Government National Mortgage Association
Series 11/20/2050, Class IC, 2.50%, 11/20/2050 (a)	4,596,327	257,012
Series 2019-151, Class DI, 3.50%, 11/20/2048 (a)	4,331,595	702,023
Series 2020-1, Class PI, 4.50%, 01/20/2050 (a)	8,042,782	1,744,520
Series 2020-104, Class PI, 4.00%, 12/20/2049 (a)	3,016,108	542,342
Series 2020-167, Class EI, 4.50%, 02/20/2049 (a)	3,495,742	761,172
Series 2020-167, Class ID, 4.00%, 11/20/2050 (a)	7,497,631	1,579,251
Series 2020-17, Class BI, 5.00%, 02/20/2050 (a)	596,346	131,288
Series 2020-191, Class UE, 4.00%, 12/20/2050 (a)	902,404	192,478
Series 2020-51, Class EI, 4.50%, 01/20/2050 (a)	3,480,629	725,291
Series 2021-161, Class IC, 4.50%, 09/20/2051 (a)	2,174,800	475,469
Series 2021-161, Class XI, 3.50%, 09/20/2051 (a)	2,249,942	430,752
Series 2021-58, Class EI, 3.50%, 04/20/2051 (a)	4,565,511	829,870
Series 2022-34, Class TI, 3.50%, 06/20/2049 (a)	5,417,401	897,131
Series 2022-6, Class PI, 3.50%, 01/20/2052 (a)	19,257,441	2,958,788
Series 2022-61, Class GI, 3.00%, 11/20/2046 (a)	12,631,435	1,726,072
Series 2022-65, Class HI, 4.00%, 01/20/2050 (a)	5,096,868	805,460
Series 2022-81, Class GI, 3.50%, 03/20/2052 (a)	39,579,367	4,987,507
Series 2022-90, Class QI, 4.00%, 11/20/2047 (a)	5,657,547	552,792
Series 2023-18, Class IB, 5.00%, 02/20/2053 (a)	14,223,045	3,271,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,337,862)		45,675,933

SHORT-TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%	Shares
First American Government Obligations Fund - Class X, 4.78% (b)	3,330,312	3,330,312
TOTAL SHORT-TERM INVESTMENTS (Cost $3,330,312)		3,330,312

TOTAL INVESTMENTS - 96.2% (Cost $39,668,174)		49,006,245
Other Assets in Excess of Liabilities - 3.8%		1,945,181
TOTAL NET ASSETS - 100.0%		$50,951,426
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Interest only security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024:

FolioBeyond Alternative Income and Interest Rate Hedge ETF

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$45,675,933	$–	$45,675,933
Money Market Funds	3,330,312	–	–	3,330,312
Total Investments	$3,330,312	$45,675,933	$–	$49,006,245

Refer to the Schedule of Investments for further disaggregation of investment categories.